Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (1,380)	$ (1,009)	$ (1,392)	$ 38
Return on plan assets (excluding interest based on discount rate)	227	484	(797)	(23)
Total remeasurements of employee benefit plans	(1,153)	(525)	(2,189)	15
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(113)	(95)	(135)	1
Experience adjustments	(3)	(2)	(3)	(2)
Total remeasurements of employee benefit plans	$ (116)	$ (97)	$ (138)	$ (1)